Subsequent Events (Details Narrative) $ / shares in Units, $ in Thousands	Feb. 24, 2020 shares $ / shares	Feb. 18, 2020 CAD ($)	Jan. 02, 2020 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($)	Oct. 04, 2019 $ / shares
Statement Line Items [Line Items]
Due from related party				$ 95,415
Share price | $ / shares					$ 1
Non-adjusting Events After Reporting Period [Member]
Statement Line Items [Line Items]
Number of units subscribed | shares			1,686,749
Share price | $ / shares			$ 0.02
Additional investment			$ 33,735
Investment amount			$ 57,735
Ownership percentage			11.37%
Investment description			The Company did not issue the aforementioned promissory note, but rather, the additional investment was netted against the amount due from private co, and the remaining balance of $61,680 was subsequently received. The Company has not been issued common share certificates for its additional investment.
Granted term		5 years
Non-adjusting Events After Reporting Period [Member] | Directors, Officers, Employees and Consultants [Member]
Statement Line Items [Line Items]
Number of stock option granted | shares	6,650,000
Period of options granted	5 years
Stock options exercisable price per share | $ / shares	$ 0.16
Non-adjusting Events After Reporting Period [Member] | DKK [Member]
Statement Line Items [Line Items]
Payments of granting fee		$ 21,900
Non-adjusting Events After Reporting Period [Member] | Services Agreement [Member]
Statement Line Items [Line Items]
Administrative fee percentage on third party expense			2.00%
Argeement description			The Company will invoice private co on a monthly basis and payment shall be made by private co no later than 15 days after receipt of such invoice. The term of the Service Agreement is for an initial period of 3 years and can be renewed for an additional 1 year period. The Service Agreement can be terminated within 30 days notice, for non-performance, by the Company giving 6 months notice or private co within 90 days provided the Company no longer owns at least 10% of the outstanding common shares of private co. At December 31, 2019, the Company has charged private co and recorded $95,415 in due from related party, which was invoiced on December 31, 2019. If private co defaults on making payments, the outstanding balance shall be treated as a loan to private co, to be evidenced by a promissory note. The promissory note will be payable upon demand and bear interest at a rate equal to the then current lending rate plus 1%, calculated from the date of default. Subsequent payment by private co will be first applied to accrued interest and then principle of the invoice. To date, private co has not paid such invoice, nor has the Company issued a promissory note. The Company and private co are currently negotiating terms of repayment.